LONG-TERM LOAN - Long-term bank loans (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Bank loan with effective interest rate 3.10% with expiration date December 17, 2027
LONG-TERM LOAN
Effective Interest Rate	3.10%	3.10%
Long-term Bank borrowings	¥ 18,000,000	$ 2,574,000
Bank loan with effective interest rate 3.10% with expiration date June 11, 2027
LONG-TERM LOAN
Effective Interest Rate	2.80%	2.80%
Long-term Bank borrowings	¥ 9,950,000	$ 1,422,850
Bank loan with effective interest rate 2.90% with expiration date March 30, 2028
LONG-TERM LOAN
Effective Interest Rate	2.90%	2.90%
Long-term Bank borrowings	¥ 9,500,000	$ 1,358,500
Bank loan with effective interest rate 2.90% with expiration date March 30, 2028
LONG-TERM LOAN
Effective Interest Rate	2.90%	2.90%
Long-term Bank borrowings	¥ 9,500,000	$ 1,358,500